Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Apr. 30, 2023	Jul. 31, 2022
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares designated	20,000,000	20,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	480,000,000	480,000,000
Common stock, shares issued	99,345,935	10,133,284
Common stock, shares outstanding	99,345,935	10,133,284
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares designated	1,000,000	1,000,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000